Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 16, 2025
Entity Registrant Name	dei_EntityRegistrantName	DGI Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001843841
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 16, 2025
Prospectus Date	rr_ProspectusDate	Apr. 16, 2025
DGI U.S. Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION: DGI U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a U.S. “government money market fund” (as defined in Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”)) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements fully collateralized by cash or government securities. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and repurchase agreements fully collateralized by government securities. The term “government securities” generally means any security issued or guaranteed as to principal or interest by the U.S. government or certain of its agencies or instrumentalities, or any certificate of deposit for such securities. The Fund may invest in shares of other government money market funds.

As a money market fund, the Fund is subject to the requirements of Rule 2a-7 with respect to the quality, maturity, diversification and liquidity of the Fund’s investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. As noted, the Fund must (as a government money market fund) invest at least 99.5% of its total assets in cash, government securities, or repurchase agreements fully collateralized by cash or government securities. The Fund will limit investments in excess of this 99.5% requirement to securities that are “Eligible Securities” as defined by applicable regulations at the time of purchase. Eligible Securities are (i) government securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by the Investment Adviser pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

In selecting securities for the Fund’s portfolio, the Investment Adviser focuses on securities that offer safety, liquidity, and a competitive yield.

The Fund normally holds portfolio securities to maturity but may sell a security when the Investment Adviser deems it advisable, such as when market or credit factors materially change.

For a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, please see “Portfolio Holdings Disclosure Policies and Procedures” in the Fund’s Statement of Additional Information (“SAI”).

The Fund is designed solely for Qualifying Investors (as defined in the section entitled “Tax Information” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RICs”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund will not qualify as a RIC and non-Qualifying Investors may suffer adverse consequences as a result.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund recently commenced operations and does not have a full calendar year performance record. Therefore, performance information is not available and has not been presented for the Fund.
DGI U.S. Government Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, you could lose money on your investment in the Fund.
DGI U.S. Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
DGI U.S. Government Money Market Fund | Money Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Risk - You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The Fund’s ability to maintain a stable price per share can be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

DGI U.S. Government Money Market Fund | Debt Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk - Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.
DGI U.S. Government Money Market Fund | Interest-Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest-Rate Risk - The value of fixed-income securities will typically decline when interest rates rise. Alternatively, when interest rates go down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

DGI U.S. Government Money Market Fund | New/Small Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New/Small Fund Risk - A new or small fund’s performance may not represent how the fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. New and smaller funds may require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the fund is fully invested. The Fund has no performance history for investors to evaluate and it may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objectives, its performance may be negatively impacted, and any resulting liquidation could result in negative transaction costs for the Fund and have adverse tax consequences for investors.

DGI U.S. Government Money Market Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk - The value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

DGI U.S. Government Money Market Fund | Changing Fixed-Income Markets
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Changing Fixed-Income Markets - The Federal Reserve raised the federal funds rate eleven times between March 2022 and July 2023. However, the Federal Reserve lowered the federal funds rate in September, November and December 2024 and may continue to do so. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. Changes in central bank policies and other governmental actions and political events within the U.S. may also, among other things, affect investor and consumer expectations and confidence in the fixed income and other financial markets.

DGI U.S. Government Money Market Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk - Issuers or guarantors of fixed-income securities, and counterparties to repurchase agreements, could default or be downgraded if they fail to make required payments of principal or interest. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

DGI U.S. Government Money Market Fund | Tax Risks
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risks - The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”) and the Puerto Rico Municipal Code, as amended (the “Municipal Code”). A risk exists that the Fund may not qualify for exemption from Puerto Rico taxation.

To be exempt from Puerto Rico income tax, the Fund must meet certain requirements, including being registered under Puerto Rico Act No. 93-2013, as amended, known as the “Puerto Rico Investment Companies Act of 2013” (“Act 93-2013”). Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund is required to be registered with the U.S. Securities and Exchange Commission (the “SEC”) under the 1940 Act and is barred from registering under Act 93-2013. In Administrative Determination 19-04, issued by the Secretary (“Secretary”) of the Puerto Rico Treasury Department (the “PRTD”) on September 5, 2019 (“AD19-04”), the PRTD held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under Act 93-2013 and thus will be entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. Puerto Rico investment companies registered under the 1940 Act, such as the Fund, can rely on the holding of AD19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the PRTD: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s individual investors could be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by Puerto Rico municipalities pursuant to the authority granted by the Municipal Code. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. Puerto Rico investment companies registered under the 1940 Act should be able to rely on the holding of AD19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the Municipality of San Juan may disagree with the holding of AD19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S.; therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding tax rate. The Fund is not subject to U.S. federal income tax on gains derived from the sale or exchange of securities (except for U.S. real property interests, as defined in Section 897 of the US Code), and on U.S. source interest that qualifies as “portfolio interest.” However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after-tax income. See “Tax Information” below and in the SAI and consult your tax adviser.

DGI U.S. Government Money Market Fund | Repurchase Agreements Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk - The Fund may enter into certain types of repurchase agreements. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

DGI U.S. Government Money Market Fund | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk - U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

DGI U.S. Government Money Market Fund | Yield Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Yield Risk - The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates, which, in turn, may impact the Fund’s yield.

DGI U.S. Government Money Market Fund | Financial Markets Regulatory Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Markets Regulatory Risk - Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

DGI U.S. Government Money Market Fund | Cash and Cash Equivalents Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash and Cash Equivalents Risk - To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

DGI U.S. Government Money Market Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk - The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on the Investment Adviser’s skill and judgments regarding markets, interest rates, and individual securities selected for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect.

DGI U.S. Government Money Market Fund | Cybersecurity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk - The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

DGI U.S. Government Money Market Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk - Like all mutual funds, the Fund is subject to inflation risk. Inflation risk is the risk that the intrinsic value of assets or income from investments will be less in the future as inflation decreases the purchasing power and value of money (i.e., as inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and instruments that pay a fixed interest rate.

DGI U.S. Government Money Market Fund | Class A Withholding
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFAXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 105
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFEXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 105
DGI U.S. Government Money Market Fund | Class I Withholding
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFOXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 78
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MFUXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 78

[1]	Other expenses are based on estimated amounts for the current fiscal year.